Income taxes - Reconciliation of the statutory income tax rate and effective income tax rate (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Reconciliation of statutory income tax rate and the effective income tax rate as a percentage of net income before income tax
Income before income taxes	$ 271,824	$ 5,292,825	$ 3,835,809	$ 1,492,380
Current ISR		1,653,920	1,217,748	480,232
Deferred ISR		(278,400)	(245,569)	(85,731)
Income tax expense	$ 70,643	1,375,520	972,179	394,501
Add (deduct) effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes		212,327	178,564	53,213
Statutary rate		$ 1,587,847	$ 1,150,743	$ 447,714
Effective rate (as a percent)	25.99%	25.99%	25.34%	26.43%
Add effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes. (as a percent)	4.01%	4.01%	4.66%	3.57%
Statutory rate (as a percent)	30.00%	30.00%	30.00%	30.00%